Stockholders Equity - Narrative (FY) (Details) $ / shares in Units, $ in Thousands																	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 15, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($) $ / shares shares	Nov. 09, 2023 USD ($) $ / shares shares	Nov. 08, 2023 shares	Oct. 04, 2023 USD ($)	Oct. 02, 2023 USD ($) $ / shares shares	Sep. 11, 2023 USD ($)	Sep. 07, 2023 USD ($) $ / shares shares	Aug. 22, 2023 $ / shares shares	Feb. 27, 2023 USD ($)	Feb. 23, 2023 $ / shares shares	Sep. 28, 2022 USD ($)	Aug. 13, 2021 $ / shares shares	Aug. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 06, 2023 $ / shares shares	Oct. 01, 2023	Sep. 10, 2023	Mar. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock authorized (in shares)										270,000,000
Preferred stock, number of shares authorized (in shares)																	20,000,000			20,000,000		20,000,000	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares																	$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Number of warrants exercised on net basis (in shares)				207,448
Exercise price (in dollars per share) | $ / shares			$ 13.44	$ 28
Warrant term (years)		5 years	5 years														5 years			5 years		5 years
Proceeds from issuance of warrants | $	$ 2,400	$ 3,500	$ 3,600	$ 6,500			$ 3,600		$ 4,600		$ 9,300
Offering fees and other expenses payable | $				$ 500
Warrants consideration (in dollars per share) | $ / shares				$ 3.5
Proceeds from exercise of warrants | $				$ 6,000																		$ 7,881	$ 0
Shares issued upon exercise of warrant (in shares)					84,877
Number of warrants outstanding (in shares)					122,572
Aggregate cost | $	2,800	4,000	4,000				4,000		5,000		10,000
Agent fees and other offering costs | $	$ 300	$ 500	$ 400				$ 400		$ 400		700									$ 1,137	$ 1,135	2,048	0
Equity related to warrants | $																	$ 2,443
Percentage of equity interest sold by co-founders																100.00%
Additional payments owed to co-founders | $											10,000					$ 10,000
Minimum proceeds from sale of business and other capital raising transactions | $																250,000
Additional funding received in connection with business combination | $											247,300				$ 247,300
Payment of liability | $																			$ 10,000
Change in fair value of warrant liability | $																	$ 0	$ (221)		$ 0	$ (559)	(561)	(5,185)
Deferred offering costs | $																						300
ATM Sales Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate cost | $																						$ 0
Commission rate percentage													3.00%
Consideration From Funds Legally Available
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional payments owed to co-founders | $																$ 40,000
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold (in shares)												13,423
Purchase price (in dollars per share) | $ / shares												$ 605.22
Aggregate cost | $											$ 10,000
November Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																								414,896
Exercise price (in dollars per share) | $ / shares																								$ 54.04
Warrant term (years)																								5 years
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							48,068																	48,068
Exercise price (in dollars per share) | $ / shares							$ 100.52
Warrant term (years)									5 years																4 years 11 months 8 days
February Class A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							16,523																	16,523
Exercise price (in dollars per share) | $ / shares							$ 100.52					$ 805
Warrant term (years)								5 years 3 days				5 years 6 months 3 days														4 years 11 months 19 days
Equity related to warrants | $								$ 600
October Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							142,858																	142,858
Exercise price (in dollars per share) | $ / shares							$ 28
Warrant term (years)							5 years
Estimated fair value of warrants | $				$ 500
Equity related to warrants | $							$ 1,000
Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							122,143		33,068
Exercise price (in dollars per share) | $ / shares							$ 0.00001		$ 0.00001
Prefunded Warrants | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share) | $ / shares												$ 0.00001
Number of shares sold (in shares)												3,101
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							48,068		48,068
Exercise price (in dollars per share) | $ / shares							$ 100.52
Warrant term (years)									1 year																11 months 12 days
Proceeds from exercise of warrants | $						$ 1,300
Public Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants outstanding (in shares)																	12,322			12,322		12,322
Equity related to warrants | $															$ 20,200
Private Placement Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants outstanding (in shares)																	16,104			16,104		16,104
Other Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																											398
Exercise price (in dollars per share) | $ / shares																						$ 140
Number of warrants outstanding (in shares)																						441
Private Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in fair value of warrant liability | $																						$ (600)	$ (5,200)
October Pre-Funded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																						122,143
September Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																						33,068
Exercise price (in dollars per share) | $ / shares	$ 0.00001
February Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																						3,101
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio										0.02
Common stock, number of shares authorized (in shares)										250,000,000							250,000,000			250,000,000		250,000,000	250,000,000
Common stock, par value (in dollars per share) | $ / shares										$ 0.00001							$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Number of warrants exercised on net basis (in shares)	714,286
Exercise price (in dollars per share) | $ / shares																	$ 8,050			$ 8,050		$ 8,050
Number of shares sold (in shares)		94,286	64,286				20,715		15,000
Purchase price (in dollars per share) | $ / shares	$ 7.7	$ 12.22	$ 15.26				$ 28		$ 104.02
Common Class A | ATM Sales Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate cost | $													$ 50,000
Common Class A | Contingent Sponsor Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares modified (in shares)														2,054	2,054
Common Class A | Contingent Sponsor Earnout Shares | Weighted Average Closing Price of $12.50
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average closing sale price (in dollars per share) | $ / shares														$ 8,750	$ 8,750
Common Class A | Contingent Sponsor Earnout Shares | Weighted Average Closing Price of $15.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average closing sale price (in dollars per share) | $ / shares														10,500	10,500
Common Class A | Contingent Sponsor Earnout Shares | Weighted Average Closing Price of $17.50
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average closing sale price (in dollars per share) | $ / shares														$ 12,250	$ 12,250
Common Class A | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon exercise of warrant (in shares)																						255,516	398
Common Class A | September Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)	357,143
Exercise price (in dollars per share) | $ / shares	$ 8.05
Warrant term (years)	5 years 6 months
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, number of shares authorized (in shares)										0							0			0		0	0
Common stock, par value (in dollars per share) | $ / shares										$ 0.00001							$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Number of warrants exercised on net basis (in shares)	357,143
Common Class B | September Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term (years)	1 year 6 months
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, number of shares authorized (in shares)										20,000,000
Preferred stock, par value (in dollars per share) | $ / shares										$ 0.00001